Other	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
OTHER
OTHER
Other general expense - net. Included in Other general expense - net were the following:

	2018	2017	2016
Provisions for environmental matters - net	$176,297	$15,443	$42,932
Loss (gain) on sale or disposition of assets	12,825	5,422	(30,564)
Total	$189,122	$20,865	$12,368

Provisions for environmental matters–net represent initial provisions for site-specific estimated costs of environmental investigation or remediation and increases or decreases to environmental-related accruals as information becomes available upon which more accurate costs can be reasonably estimated and as additional accounting guidelines are issued. Environmental-related accruals are not recorded net of insurance proceeds in accordance with the Offsetting Subtopic of the Balance Sheet Topic of the ASC. During 2018, the Company reached a series of agreements on remediation plans at one of the Company's four major sites, resulting in a significant increase to provisions for environmental matters–net for 2018. See Note 9 for further details on the Company’s environmental-related activities.
The loss (gain) on sale or disposition of assets represents the net realized loss (gain) associated with the sale or disposal of property, plant and equipment and intangible assets previously used in the conduct of the primary business of the Company. The 2016 gain primarily relates to the sale of a closed domestic facility.
Other expense (income) - net. Included in Other expense (income) - net were the following:

	2018	2017	2016
Dividend and royalty income	$(4,276)	$(7,648)	$(4,573)
Net expense from financing activities	9,658	9,843	8,667
Foreign currency transaction related losses	7,532	450	7,335
Domestic pension plan settlement expense	37,648
Miscellaneous pension income	(10,761)	(15,728)	(7,236)
Other income	(32,219)	(32,570)	(25,279)
Other expense	12,535	12,951	9,263
Total	$20,117	$(32,702)	$(11,823)

The Net expense from financing activities includes the net expense relating to changes in the Company’s financing fees.
Foreign currency transaction related losses represent net realized losses on U.S. dollar-denominated liabilities of foreign subsidiaries and net realized and unrealized losses from foreign currency option and forward contracts. There were no material foreign currency option and forward contracts outstanding at December 31, 2018, 2017 and 2016.
See Note 7 for information on the Domestic pension plan settlement expense and Miscellaneous pension income. See Note 1 for information on the adoption of ASU No. 2017-07.
Other income and Other expense included items of revenue, gains, expenses and losses that were unrelated to the primary business purpose of the Company. There were no items within Other income or Other expense that were individually significant at December 31, 2018, 2017 and 2016.